Segment and Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Sales
Revenues, Total	$ 58,053	$ 51,936	$ 110,096	$ 99,777	$ 197,452	$ 183,294
Long-Lived Assets					37,605	20,701
COLOMBIA
Net Sales
Revenues, Total	21,869	21,797	39,251	42,751	80,062	101,754
Long-Lived Assets					26,830	20,701
Deferred Tax Assets					3,253	1,429
UNITED STATES
Net Sales
Revenues, Total	33,344	26,041	65,022	47,397	101,612	66,723
Long-Lived Assets					10,775	0
PANAMA
Net Sales
Revenues, Total	1,355	3,418	2,823	8,323	11,351	10,210
Long-Lived Assets					0	0
Others [Member]
Net Sales
Revenues, Total	$ 1,485	$ 680	$ 3,000	$ 1,306	4,427	4,607
Long-Lived Assets					$ 0	$ 0